CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2013 Inventergy Inc [Member]	Jan. 31, 2014 Redeemable Convertible Preferred Stock [Member]	Jul. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Redeemable Convertible Preferred Stock [Member] Inventergy Inc [Member]
Trade accounts receivable, allowance	$ 178,000	$ 285,000	$ 555,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.005	$ 0.005	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000	2,750	0	10,000,000
Preferred Stock Shares Designated							6,176,748
Preferred stock, shares issued	0	0	0		2,750	0	6,176,748
Preferred stock, shares outstanding	0	0	0		2,750	0	6,176,748
Temporary Equity, Liquidation Preference							$ 19,827,361
Treasury stock, shares	139,084	139,084	139,404
Common stock, par value	$ 0.005	$ 0.005	$ 0.005	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	125,000,000
Common stock, shares issued	3,030,697	3,016,758	3,016,758	11,505,039
Common Stock, Shares, Outstanding				11,505,039